Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	1 Months Ended		12 Months Ended
	Jan. 24, 2022	Aug. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			102,369,000	66,632,000	91,893,000
Revaluation			€ 6,442	€ 7,480
Stock repurchase program to repurchase common shares			21,531,927
Common shares repurchased average price per share		€ 3.7013
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company			32.60%
Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation			€ 6,453	7,491
Revaluation account [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation			7,294	7,988
Revaluation deficit [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation deficit			€ 840	€ 496
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			71,780,196	53,747,701
Common shares [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value			€ 0.12
Number of common shares			2,106,313,000	2,098,114,000	2,105,139,000
Common share B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value			€ 0.12
Number of common shares			30,588,800	12,884,400
Common share B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			568,839,000	571,795,000	585,022,000
Ordinary share [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value			€ 0.12
Cancellation of treasury shares			2,466
Ordinary share [member] | Adjusting Events After Reporting Period [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares	10,158,360
Stock repurchase program to repurchase common shares value	€ 50
Common shares repurchased average price per share	€ 4.9227
Ordinary share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			71,780,196	53,747,701
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value			€ 0.12
Cancellation of treasury shares			2,956
Common shares B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			30,588,800	12,884,400
Common shares B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			30,589,000	12,884,000	25,310,000